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                                                           SEC FILE NUMBER
                                                              000-18668
                                                    ----------------------------
                                                            CUSIP NUMBER
                                                             560345100
                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

(Check One):  [X] Form 10-K   [ ] Form 20-F   [ ] Form 10-Q   [ ] Form N-SAR

              For Period Ended: 12/30/02
                                ---------------------------------
              [ ] Transition Report on Form 10-K
              [ ] Transition Report on Form 20-F
              [ ] Transition Report on Form 11-K
              [ ] Transition Report on Form 10-Q
              [ ] Transition Report on Form N-SAR

              For the Transition Period Ended:
                                              -------------------

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
ITEMS 10, 11, 12, AND 13
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PART I - REGISTRANT INFORMATION

MAIN STREET AND MAIN INCORPORATED
--------------------------------------------------------------------------------
Full Name of Registrant


--------------------------------------------------------------------------------
Former Name if Applicable

5050 N. 40TH STREET, SUITE 200
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Address of Principal Executive Office (Street and Number)

PHOENIX, ARIZONA 85018
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City, State and Zip Code

PART II - RULES 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

      |   (a)  The reasons  described in  reasonable  detail in Part III of this
      |        form  could  not be  eliminated  without  unreasonable  effort or
      |        expense;
      |   (b)  The subject annual report,  semi-annual report, transition report
      |        on Form 10-K, Form 20-F,  11-K,  Form N-SAR, or portion  thereof,
[X]   |        will be filed on or before the  fifteenth  calendar day following
      |        the  prescribed  due date;  or the  subject  quarterly  report or
      |        transition  report on Form 10-Q, or portion thereof will be filed
      |        on or before the fifth  calendar day following the prescribed due
      |        date; and
      |   (c)  The  accountant's  statement  or other  exhibit  required by Rule
      |        12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail why the forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Registrant filed its Annual Report on Form 10-K for the fiscal year ended December 30, 2002 on March 31, 2003 and incorporated by reference Items 10, 11, 12, and 13 of Part III of Form 10-K from a definitive proxy statement that the Registrant intended to file on or prior to April 30, 2003. However, the Registrant has been unable to complete all work necessary to timely file the proxy statement containing those Items. For the same reason, the Registrant has been unable to timely file the required amendment to the Form 10-K containing those Items without unreasonable effort or expense.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

                MICHAEL J. HERRON                 (602)           852-9000
     --------------------------------------   -------------  ------------------
                      (Name)                   (Area Code)   (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no,
     identify report(s).                                          [X] YES [ ] NO

     ---------------------------------------------------------------------------

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statement to be included in the subject report or portion thereof?
                                                                  [ ] YES [X] NO

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

================================================================================

                        MAIN STREET AND MAIN INCORPORATED
                  --------------------------------------------
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: APRIL 30, 2003                      By: /s/ MICHAEL J. HERRON
      -----------------------                 ----------------------------------
                                              NAME: MICHAEL J. HERRON
                                              TITLE: GENERAL COUNSEL & SECRETARY